UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22856

Goldman Sachs MLP Income Opportunities Fund

Goldman Sachs MLP and Energy Renaissance Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Schedule of Investments

August 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 135.7%
Coal – 4.3%
1,099,172	Alliance Resource Partners LP	$ 28,116,819
571,802	Foresight Energy LP	4,791,701

		32,908,520

Diversified Midstream – 33.8%
1,698,000	CorEnergy Infrastructure Trust, Inc.	8,710,740
3,159,302	Energy Transfer Partners LP	155,248,100
3,142,125	Targa Resources Partners LP	94,860,754

		258,819,594

Exploration and Production – 0.0%
193,319	New Source Energy Partners LP	151,330

General Partner – 0.6%
137,080	Alliance Holdings GP LP	4,908,835

Liquids, Pipelines & Terminalling – 32.4%
434,336	Arc Logistics Partners LP	6,927,659
958,477	CrossAmerica Partners LP	22,140,819
1,789,517	Global Partners LP(a)	57,783,504
264,098	Green Plains Partners LP*	3,861,113
1,948,225	JP Energy Partners LP(a)	17,456,096
1,913,387	NuStar Energy LP	99,840,534
380,244	PBF Logistics LP	7,890,063
330,922	Rose Rock Midstream LP	10,281,746
495,999	Sprague Resources LP	12,042,856
289,826	TransMontaigne Partners LP	9,500,496

		247,724,886

Marine Transportation and Services – 13.3%
2,462,497	Capital Product Partners LP	17,434,479
165,090	Golar LNG Partners LP	3,263,829
408,092	KNOT Offshore Partners LP	7,468,084
908,874	Navios Maritime Midstream Partners LP(a)	12,469,751
3,434,125	Teekay Offshore Partners LP	60,784,012

		101,420,155

Natural Gas and NGL Infrastructure – 22.2%
1,624,444	Crestwood Midstream Partners LP	12,686,908
2,617,677	DCP Midstream Partners LP	73,818,491
439,071	Exterran Partners LP	9,545,403
1,924,596	ONEOK Partners LP	62,260,681
122,890	Summit Midstream Partners LP	2,708,496
457,144	USA Compression Partners LP	9,142,880

		170,162,859

Offshore Oilfield Services – 6.0%
3,297,980	Seadrill Partners LLC	39,245,962
630,810	Transocean Partners LLC	6,932,602

		46,178,564

Shares	Description	Value
Common Stocks – (continued)
Retail Propane – 4.7%
793,844	AmeriGas Partners LP	$ 35,595,965

Other – 18.4%
1,341,599	CSI Compressco Partners LP	20,566,713
1,088,935	CVR Refining LP	20,798,658
918,975	Emerge Energy Services LP	16,431,273
821,016	Enviva Partners LP(a)	10,714,259
2,713,302	Northern Tier Energy LP	70,003,192
169,984	OCI Partners LP	2,070,405

		140,584,500

TOTAL COMMON STOCKS (Cost $1,482,457,109)		$1,038,455,208

Shares	Rate	Value
Preferred Stock – 0.9%
General Partner – 0.9%
Anadarko Petroleum Corp.
147,605	7.500%	$ 6,738,168
(Cost $7,380,250)

Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund – FST Shares
11,618,095	0.006%	$ 11,618,095
(Cost $11,618,095)

TOTAL INVESTMENTS – 138.1% (Cost $1,501,455,454)		$1,056,811,471

BORROWINGS – (38.8%)		(297,000,000)

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		5,249,502

NET ASSETS – 100.0%		$ 765,060,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Newly issued security: non-income producing.

(a)	Represents an Affiliated Issuer/Fund.

Investment Abbreviations:
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Schedule of Investments (continued)

August 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At August 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,422,629,672

Gross unrealized gain	87,245,429
Gross unrealized loss	(453,063,630)

Net unrealized security loss	$(365,818,201)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments

August 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 130.2%
Coal – 3.5%
573,896	Alliance Resource Partners LP	$ 14,680,260
631,725	Foresight Energy LP	5,293,855

		19,974,115

Diversified Midstream – 27.2%
2,694,281	CorEnergy Infrastructure Trust, Inc.	13,821,661
1,288,256	Energy Transfer Partners LP	63,304,900
996,469	NGL Energy Partners LP	24,014,903
1,266,276	Targa Resources Partners LP	38,228,872
457,943	Williams Partners LP	18,249,029

		157,619,365

Exploration and Production – 0.0%
207,326	New Source Energy Partners LP	162,295

General Partner – 3.7%
605,915	Alliance Holdings GP LP	21,697,816

Liquids, Pipelines & Terminalling – 32.5%
291,891	Arc Logistics Partners LP	4,655,662
179,000	Buckeye Partners LP	12,605,180
914,540	CrossAmerica Partners LP	21,125,874
952,576	Global Partners LP	30,758,679
84,979	Green Plains Partners LP*	1,242,393
427,445	Holly Energy Partners LP	14,781,048
585,751	NuStar Energy LP	30,564,487
481,567	PBF Logistics LP	9,992,515
33,088	Rose Rock Midstream LP	1,028,044
856,468	Sprague Resources LP(a)	20,795,043
767,878	Sunoco LP	30,239,036
202,488	Tesoro Logistics LP	10,693,391

		188,481,352

Marine Transportation and Services – 22.6%
985,915	Capital Product Partners LP	6,980,278
898,467	Dynagas LNG Partners LP	12,812,139
805,997	Golar LNG Partners LP	15,934,561
2,395,485	Hoegh LNG Partners LP(a)	45,106,983
800,659	KNOT Offshore Partners LP	14,652,060
2,001,065	Teekay Offshore Partners LP	35,418,850

		130,904,871

Natural Gas and NGL Infrastructure – 18.1%
861,345	American Midstream Partners LP	12,325,847
1,519,001	Crestwood Midstream Partners LP	11,863,398
1,064,178	DCP Midstream Partners LP	30,009,820
524,331	ONEOK Partners LP	16,962,108
859,260	Summit Midstream Partners LP	18,938,090
751,870	USA Compression Partners LP	15,037,400

		105,136,663

Shares	Description	Value
Common Stocks – (continued)
Offshore Oilfield Services – 1.6%
782,986	Seadrill Partners LLC	$ 9,317,533

Retail Propane – 4.4%
570,936	AmeriGas Partners LP	25,600,770

Other – 16.6%
3,011,621	CSI Compressco Partners LP(a)	46,168,150
863,545	CVR Refining LP	16,493,709
962,777	Northern Tier Energy LP	24,839,647
695,704	OCI Partners LP	8,473,675

		95,975,181

TOTAL COMMON STOCKS (Cost $995,797,307)		$ 754,869,961

Shares	Rate	Value
Preferred Stock – 1.2%
General Partner – 1.2%
Anadarko Petroleum Corp.
152,395	7.500%	$ 6,956,832
(Cost $7,619,750)

TOTAL INVESTMENTS – 131.4% (Cost $1,003,417,057)		$ 761,826,793

BORROWINGS – (36.2%)		(210,000,000)

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%		27,762,936

NET ASSETS – 100.0%		$ 579,589,729

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Newly issued security: non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

August 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At August 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$890,924,306

Gross unrealized gain	119,729,751
Gross unrealized loss	(248,827,264)

Net unrealized security loss	$(129,097,513)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CLOSED-END FUNDS

Schedule of Investments (continued)

August 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Transfers between levels of the fair value hierarchy, if any, are deemed to have occurred at the beginning of the reporting year. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by GSAM to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. These investments are generally classified as Level 2 of the fair value hierarchy.

Subordinated Units and Private Investments — Subordinated units and private investments in public equities (“PIPEs”) are valued the same as other equity securities as noted above. A Liquidity Value Adjustment (LVA) may be applied to securities which are subject to transfer restrictions or which convert publicly traded securities in the future when certain conditions are met. Subordinated units and PIPEs are classified as Level 2 until such time as the transfer restriction is removed.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS CLOSED-END FUNDS

Schedule of Investments (continued)

August 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2015:

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
MLP’s
Europe	$40,636,143	$—	$—
North America	942,929,761	—	—
Corporations
Europe	46,178,564	—	—
North America	8,710,740	6,738,168	—
Investment Company	11,618,095	—	—
Total	$1,050,073,303	$6,738,168	$—

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
MLP’s
Europe	$50,379,038	$—	$—
North America	681,351,729	—	—
Corporations
Europe	9,317,533	—	—
North America	13,821,661	6,956,832	—
Total	$754,869,961	$6,956,832	$—

(a)	Amounts are disclosed by the continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Leverage Risk — The use of leverage creates an opportunity for increased net investment income dividends, but also creates risks for the investors. There is no assurance that each Fund’s intended leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rate than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that a Fund must pay will reduce the Fund’s return; the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV than if the Fund were not leveraged, which may result in a greater decline in the market price; the investment advisory fees payable to the Investment Adviser will be higher than if the Fund did not use financial leverage; and that leverage may increase operating costs, which may reduce total return.

Liquidity Risk — The Funds may make investments, including MLPs, that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Market and Credit Risks — An investment in a Fund represents an indirect investment in the securities owned by the Fund, a significant portion of which are traded on a national securities exchange. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Each Fund will utilize leverage, which magnifies the market risk. Additionally, a Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Market Discount Risk — Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that a Fund’s NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period of time following completion of the Fund’s initial offering. Although the value of a Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of their shares will depend entirely upon whether the market price of the shares at the time of sale is above or below the investor’s adjusted tax cost basis for the shares. Because the market price of the shares will be determined by factors such as (i) NAV, (ii) dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by a Fund’s portfolio holdings, the timing and success of the Fund’s investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), (iii) supply of and demand for the shares, (iv) trading volume of the shares, (v) general market, interest rate and economic conditions and (vi) other factors that may be beyond the control of the Fund. A Fund cannot predict whether the shares will trade at, below or above NAV or at, below or above the initial public offering price.

GOLDMAN SACHS CLOSED-END FUNDS

Schedule of Investments (continued)

August 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Other Investment Company Risk — Subject to the limitations set forth in the 1940 Act and the Fund’s governing documents or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies. When the Fund invests in other investment companies, it will bear its proportionate share of any fees and expenses borne by the other investment companies.

Portfolio Concentration Risk — Each Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Funds may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Strategy Risk — Each Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Funds and their shareholders.

Tax Risks — Tax risks associated with investments in the Fund include, but are not limited to, the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Funds will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Funds generally will be subject to U.S. federal income tax on their taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Tax Estimation/NAV Risk. In calculating a Fund’s NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. A Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Funds on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce a Fund’s NAV which could have an effect on the market price of the shares. The Funds may also record a deferred tax asset balance, which reflects an estimate of a Fund’s future tax benefit associated with net operating losses

GOLDMAN SACHS CLOSED-END FUNDS

Schedule of Investments (continued)

August 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

and/or unrealized losses. Any deferred tax asset balance will increase a Fund’s NAV to the extent it exceeds any valuation allowance, which could have an effect on the market price of the shares. Each Fund will rely to some extent on information provided by MLPs, which may not be provided to the Funds on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of a Fund’s current and deferred tax liability and/or asset balances used to calculate each Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, a Fund may modify its estimates or assumptions regarding their current and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date October 26, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date October 26, 2015

*	Print the name and title of each signing officer under his or her signature.